Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	15 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000069400
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	16.15%			8.70%	8.13%
C000069397
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	7.59%			3.17%	3.98%
C000069399
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	12.68%			6.52%	6.50%
C000069398
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	9.27%			4.29%	4.83%
C000112640
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	6.15%			(0.13%)	2.32%
C000231047
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	15.01%		5.92%
C000099141
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	17.35%			8.37%	10.69%
C000125223
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%	33.29%			12.25%	13.88%
C000128677
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	23.08%			14.39%	13.43%
C000124960
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	19.87%			11.64%	11.02%
C000124961
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	12.70%			7.94%	8.51%
C000245481
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	9.49%	14.57%
C000245484
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	12.03%	17.20%
C000245485
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%	14.06%	19.17%
C000245486
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	16.11%	21.02%
C000245487
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%	17.97%	22.70%
C000245488
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%	19.60%	23.96%
C000245489
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	20.28%	24.43%
C000245490
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%	20.35%	24.49%
C000245482
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%	20.35%	24.49%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent	7.37%	20.72%			11.04%	9.77%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			(0.18%)	1.60%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent	7.37%	20.72%			11.04%	9.77%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			(0.18%)	1.60%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			(0.18%)	1.60%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%		9.70%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%			15.20%	13.75%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%			15.20%	13.75%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%			15.20%	13.75%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%			15.20%	13.75%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent	10.81%	26.91%			15.20%	13.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			(0.18%)	1.60%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	16.26%			8.84%	8.27%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	7.37%	20.72%			11.04%	9.77%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	7.69%			3.32%	4.12%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	0.66%	2.90%			(0.18%)	1.60%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	12.81%			6.66%	6.64%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	7.37%	20.72%			11.04%	9.77%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	9.39%			4.44%	4.97%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	7.37%	20.72%			11.04%	9.77%
Morningstar Multi-Asset High Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	6.25%			(0.05%)	2.39%
MSCI USA Minimum Volatility Ext ESG Reduced Carbon Target Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Average Annual Return, Percent	5.56%	15.21%		5.89%
MSCI USA Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility (USD) Index
Average Annual Return, Percent	6.72%	17.52%			8.42%	10.80%
MSCI USA Momentum SR Variant Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Momentum SR Variant Index
Average Annual Return, Percent	15.53%	33.60%			12.43%	14.10%
MSCI USA Sector Neutral Quality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Sector Neutral Quality Index
Average Annual Return, Percent	7.42%	23.26%			14.60%	13.62%
MSCI USA Low Size Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Low Size Index
Average Annual Return, Percent	8.87%	20.09%			11.78%	11.17%
MSCI USA Enhanced Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Enhanced Value Index
Average Annual Return, Percent	3.92%	12.90%			8.10%	8.68%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	26.71%	30.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	7.90%